Concentrations	6 Months Ended
Nov. 30, 2011
Notes to Financial Statements
Concentrations

The Company does a significant amount of its total pasta sauces and salsas business with one customer. This customer comprises 3% and 98% of total revenues for the Company’s products for the three month periods ended November 30, 2011 and 2010 respectively.

The Company outsources its pasta sauces and salsas product manufacturing to one manufacturer. However, the Company believes other manufacturing options are available.